JPMMT 2022-DSC1 ABS-15G

Exhibit 99.28

Data Compare Summary
10/26/2022
Field Name	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans	Comments
# of Bathrooms	0	80	0.0%	140
# of Bedrooms	0	80	0.0%	140
Borrower Name	4	140	2.9%	140
Debt Service Coverage Ratio (DSCR)	41	140	29.3%	140	Diligence system rounding impacted results
First Payment Date	3	140	2.1%	140
Investor: Qualifying Total Debt Ratio	56	140	40.0%	140	Diligence system rounding impacted results
Loan Amortization Type	1	5	20.0%	140
Loan Purpose	6	140	4.3%	140
Number Of Units	5	140	3.6%	140
Original Appraisal Date	23	140	16.4%	140	Data Tape Null values triggered results
Original Appraised Value	13	140	9.3%	140
Original Loan Amount	0	140	0.0%	140
Original Stated P&I	8	140	5.7%	140
Original Stated Rate	0	97	0.0%	140
Prepayment Penalty Term Months	2	94	2.1%	140
Property Address Street	0	140	0.0%	140
Property Postal Code	3	140	2.1%	140
Property City	2	140	1.4%	140
Property State	0	140	0.0%	140
Representative Score	36	140	25.7%	140
Stated Maturity Date	6	140	4.3%	140
Subject Property Type	45	140	32.1%	140	Data Tape Null values triggered results
Closing Date	32	140	22.9%	140
Loan Program (Lender)	6	90	6.7%	140